Consolidated Statements of Income $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) $ / EquityInstruments	Dec. 31, 2019 MXN ($) $ / EquityInstruments	Dec. 31, 2018 MXN ($) $ / EquityInstruments
Consolidated Statements of Income
Net sales	$ 97,361,634	$ 101,757,181	$ 101,282,333
Cost of sales	56,989,655	59,067,362	57,839,268
Selling expenses	10,366,582	11,099,011	11,023,466
Administrative expenses	12,713,657	13,269,191	13,729,325
Income before other income or expense	17,291,740	18,321,617	18,690,274
Other income (expense), net	233,628	(1,316,587)	1,562,284
Operating income	17,525,368	17,005,030	20,252,558
Finance expense	(10,482,168)	(11,275,198)	(10,566,966)
Finance income	4,227,192	2,464,403	1,787,249
Finance expense, net	(6,254,976)	(8,810,795)	(8,779,717)
Share of (loss) income of associates and joint ventures, net	(5,739,668)	581,023	532,933
Income before income taxes	5,530,724	8,775,258	12,005,774
Income taxes	5,227,900	2,668,445	4,390,504
Net income	302,824	6,106,813	7,615,270
Net income attributable to:
Stockholders of the Company	(1,250,342)	4,626,139	6,009,414
Non-controlling interests	1,553,166	1,480,674	1,605,856
Net income	$ 302,824	$ 6,106,813	$ 7,615,270
Basic and diluted earnings per share
Basic (loss) earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	(0.44)	1.60	2.07
Diluted (loss) earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	(0.41)	1.53	1.96